Note 8 - Fair Value - Main Valuation Techniques Financial Instruments Liabilities - Significant Observable Inputs Used In Fair Value Measurement Of Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 686,156,000,000	€ 642,812,000,000	€ 622,801,000,000
Financial Liabilities Held For Trading [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	58,045,000,000	61,588,000,000	56,560,000,000
Financial Liabilities Held For Trading [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 856,000,000	827,000,000	269,000,000
Financial Liabilities Held For Trading [Member] | Deposits [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Interest rate yield - Funding interest rates observed in the market or in consensus services - Exchange rates
Main Unobservable Inputs	- Funding interest rates not observed in the market or in consensus services
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 23,495,000,000	32,121,000,000	29,945,000,000
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 621,000,000	649,000,000	0
Financial Liabilities Held For Trading [Member] | Derivatives [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 34,046,000,000	29,466,000,000	26,615,000,000
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 232,000,000	175,000,000	267,000,000
Financial Liabilities Held For Trading [Member] | Interest Rate Hedge [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flows Caps/Floors: Black, Hull-White and SABR Bond options: Black Swaptions: Black, Hull-White and LGM Other Interest rate Options: Black, Hull-White and LGM Constant Maturity Swaps: SABR
Main Unobservable Inputs	- Beta - Correlation between tenors - Interest rates volatility
Financial Liabilities Held For Trading [Member] | Equity Hedge [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Future and Equity forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment
Main Unobservable Inputs	- Volatility of volatility - Assets correlation
Financial Liabilities Held For Trading [Member] | Foreign Exchange And Gold Hedge [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, moments adjustment
Main Unobservable Inputs	- Volatility of volatility - Assets correlation
Financial Liabilities Held For Trading [Member] | Credit Hedge [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Credit Derivatives: Default model and Gaussian copula
Main Unobservable Inputs	- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Financial Liabilities Held For Trading [Member] | Commodities Hedge [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Commodities: Momentum adjustment and discounted cash flows
Financial Liabilities Held For Trading [Member] | Short Positions [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Present-value method (Discounted future cash flows)
Main Unobservable Inputs	- Prepayment rates - Issuer´s credit risk - Current market interest rates
Financial Liabilities Held For Trading [Member] | Short Positions [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 504,000,000	1,000,000	0
Financial Liabilities Held For Trading [Member] | Short Positions [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 3,000,000	2,000,000	1,000,000
Financial assets designated at fair value through profit or loss [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Prepayment rates - Issuer´s credit risk - Current market interest rates
Main Unobservable Inputs	- Prepayment rates - Issuer´s credit risk - Current market interest rates
Financial assets designated at fair value through profit or loss [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 8,558,000,000	8,629,000,000	3,149,000,000
Financial assets designated at fair value through profit or loss [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 1,492,000,000	1,382,000,000	3,844,000,000
Derivatives Hedge accounting [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 2,250,000,000	2,192,000,000	2,454,000,000
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 15,000,000	€ 11,000,000	€ 3,000,000
Derivatives Hedge accounting [Member] | Interest Rate Hedge [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flows Caps/Floors: Black, Hull-White and SABR Bond options: Black Swaptions: Black, Hull-White and LGM Other Interest rate Options: Black, Hull-White and LGM Constant Maturity Swaps: SABR
Main Unobservable Inputs	- Beta - Implicit correlations between tenors - interest rates volatility
Derivatives Hedge accounting [Member] | Equity Hedge [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment
Main Unobservable Inputs	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Derivatives Hedge accounting [Member] | Foreign Exchange And Gold Hedge [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local Volatility, moments adjustment
Main Unobservable Inputs	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Derivatives Hedge accounting [Member] | Credit Hedge [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Credit Derivatives: Default model and Gaussian copula
Main Unobservable Inputs	- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Derivatives Hedge accounting [Member] | Commodities Hedge [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Commodities: Momentum adjustment and discounted cash flows